Loans And Advances To Customers (Tables)	12 Months Ended
Dec. 31, 2017
Loans And Advances To Customers Abstract
Schedule of loans and advances to customers

	Millions of euros
	2017	2016	2015

Financial assets held for trading	8,815	9,504	6,081
Financial assets designated at fair value through profit or loss	20,475	17,596	14,293
Loans and receivables	819,625	763,370	770,474
Of which:
Disregarding impairment losses	843,559	787,763	796,991
Impairment losses	(23,934)	(24,393)	(26,517)
Of which, due to country risk	(18)	(15)	(12)
	848,915	790,470	790,848
Loans and advances to customers disregarding impairment losses	872,849	814,863	817,365

Schedule of the breakdown of loans and advances to customers

	Millions of euros
	2017	2016	2015

Loan type and status:
Commercial credit	29,287	23,894	18,486
Secured loans	473,936	454,677	481,221
Reverse repurchase agreements	18,864	16,609	12,022
Other term loans	257,441	232,288	217,829
Finance leases	28,511	25,357	22,900
Receivable on demand	6,721	8,102	8,504
Credit cards receivables	21,809	21,363	20,270
Impaired assets	36,280	32,573	36,133
	872,849	814,863	817,365
Geographical area:
Spain	227,446	161,372	167,856
European Union (excluding Spain)	390,536	379,666	401,315
United States and Puerto Rico	75,777	87,318	88,737
Other OECD countries	74,463	74,157	69,519
Latin America (non-OECD)	88,302	93,207	77,519
Rest of the world	16,325	19,143	12,419
	872,849	814,863	817,365
Interest rate formula:
Fixed rate	447,788	417,448	407,026
Floating rate	425,061	397,415	410,339
	872,849	814,863	817,365

Schedule of loans and advances to customers in detail by activity

	Millions of euros
			Secured loans
			Net exposure		Loan-to-value ratio (a)
						More than	More than	More than
						40% and	60% and	80% and
			Of which:	Of which:	Less than	less than	less than	less than
		Without	Property	Other	or equal	or equal to	or equal to	or equal to	More than
	Total	collateral	collateral	collateral	to 40%	60%	80%	100%	100%
Public sector	33,008	21,611	8,565	2,832	1,245	2,254	4,719	3,052	127
Other financial institutions (Financial business activity)	35,036	10,930	1,166	22,940	862	887	331	21,347	679
Non-financial corporations and individual entrepreneurs (Non-financial business activity) (broken down by purpose)	288,912	167,960	65,864	55,088	25,599	18,426	14,183	38,049	24,695
Of which:
Construction and property development	26,996	2,642	22,849	1,505	9,032	5,745	4,224	2,906	2,447
Civil engineering construction	3,422	2,100	441	881	128	294	158	281	461
Large companies	137,775	98,670	11,729	27,376	5,275	3,823	3,194	15,592	11,221
SMEs and individual entrepreneurs	120,719	64,548	30,845	25,326	11,164	8,564	6,607	19,270	10,566
Households – other (broken down by purpose)	473,075	112,566	318,635	41,874	83,202	100,972	98,556	45,293	32,486
Of which:
Residential	308,985	1,762	306,701	522	76,300	94,654	93,403	34,788	8,078
Consumer loans	144,846	106,219	2,592	36,035	3,590	4,036	3,150	5,207	22,644
Other purposes	19,244	4,585	9,342	5,317	3,312	2,282	2,003	5,298	1,764
Total (*)	830,031	313,067	394,230	122,734	110,908	122,539	117,789	107,741	57,987
Memorandum item Refinanced and restructured transactions (**)	36,164	8,494	16,694	10,976	3,495	3,377	3,704	4,431	12,663

(*)    In addition, the Group has granted advances to customers amounting to €18,884 million, bringing the total of loans and advances to €848,915 million.

(**)  Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.

(a)    The ratio is the carrying amount of the transactions at December 31, 2017 provided by the latest available appraisal value of the collateral.

Schedule of impairment loss and allowance for loans and advances to customers

	Millions of euros
	2017	2016	2015
Balance at beginning of year	24,393	26,517	27,217
Net impairment losses charged to income for the year	10,513	10,734	11,477
Of which:
Impairment losses charged to income	19,006	17,081	16,461
Impairment losses reversed with a credit to income	(8,493)	(6,347)	(4,984)
Change of perimeter	—	(136)	—
Write-off of impaired balances against recorded impairment allowance	(13,522)	(12,758)	(12,361)
Exchange differences and other changes	2,550	36	184
Balance at end of year	23,934	24,393	26,517
Of which:
By status of the asset:
Impaired assets	16,207	15,331	17,421
Of which: due to country risk (Note 54)	18	15	12
Other assets	7,727	9,062	9,096
Balance at end of year	23,934	24,393	26,517
Of which:
Individually calculated	5,311	6,097	9,673
Collective calculated:	18,623	18,296	16,844

Schedule of changes in balance of impairment loss and allowance for loans and advances to customers

	Millions of euros
	2017	2016	2015

Balance at beginning of year	32,573	36,133	40,372
Net additions	8,409	7,393	7,862
Written-off assets	(13,522)	(12,758)	(12,361)
Changes in the scope of consolidation	9,618	661	106
Exchange differences and other	(798)	1,144	154
Balance at end of year	36,280	32,573	36,133

Schedule of financial assets that are either past due or impaired

	Millions of euros
	With no	With balances past due by
	past-due
	balances or
	less than
	90 days	90 to 180	180 to 270	270 days	More than
	past due	days	days	to 1 year	1 year	Total

Spain	6,012	938	793	814	9,643	18,200
European Union (excluding Spain)	2,023	1,526	811	558	3,829	8,747
United States and Puerto Rico	1,221	641	42	50	192	2,146
Other OECD countries	1,523	563	166	128	378	2,758
Latin America (non-OECD)	945	1,309	709	578	888	4,429
Rest of the world	—	—	—	—	—	—
	11,724	4,977	2,521	2,128	14,930	36,280

The detail at December 31, 2016 is as follows:

	Millions of euros
	With no	With balances past due by
	past-due
	balances or
	less than
	90 days	90 to 180	180 to 270	270 days	More than
	past due	days	days	to 1 year	1 year	Total

Spain	4,845	508	360	625	7,009	13,347
European Union (excluding Spain)	2,648	1,783	877	654	3,262	9,224
United States and Puerto Rico	805	833	38	61	242	1,979
Other OECD countries	1,601	481	145	158	474	2,859
Latin America (non-OECD)	1,242	1,059	1,131	677	1,055	5,164
Rest of the world	—	—	—	—	—	—
	11,141	4,664	2,551	2,175	12,042	32,573

The detail at December 31, 2015 is as follows:

	Millions of euros
	With no	With balances past due by
	past-due
	balances or
	less than
	90 days	90 to 180	180 to 270	270 days	More than
	past due	days	days	to 1 year	1 year	Total

Spain	6,623	894	622	551	8,329	17,019
European Union (excluding Spain)	1,854	1,720	916	791	4,394	9,675
United States and Puerto Rico	1,305	135	58	29	257	1,784
Other OECD countries	721	894	232	194	1,237	3,278
Latin America (non-OECD)	1,418	995	666	477	766	4,322
Rest of the world	8	2	—	—	45	55
	11,929	4,640	2,494	2,042	15,028	36,133

Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at December 31, 2017:

	Millions of euros
			Estimated
	Gross	Allowance	collateral
	amount	recognized	value(*)

Without associated collateral	15,127	9,303	—
With property collateral	17,534	5,128	11,945
With other collateral	3,619	1,776	1,168
Balance at end of year	36,280	16,207	13,113

(*)   Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.

Schedule of past-due loans classified as standard

	Millions of euros
	Less than 1	1 to 2	2 to 3
	month	months	months

Loans and advances to customers	1,381	623	373
Of which Central Banks	—	—	—
Of which Public sector	1	1	—
Total	1,381	623	373

Schedule of the breakdown of the securitized loans, by type of original financial instrument, and of the securitized loans derecognized because the stipulated requirements were met

	Millions of euros
	2017	2016	2015

Derecognized	241	477	685
Of which
Securitized mortgage assets	241	477	685

Retained on the balance sheet	91,208	100,675	107,643
Of which
Securitized mortgage assets	36,844	44,311	54,003
Of which: UK assets	15,694	20,969	30,833
Other securitized assets	54,364	56,364	53,640
Total	91,449	101,152	108,328